Document and Entity Information	Aug. 03, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	Ardagh MP USA Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39429
Entity Tax Identification Number	85-1653565
Entity Address, Address Line One	8770 W. Bryn Mawr Ave.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	773
Local Phone Number	399-3000
Entity Information, Former Legal or Registered Name	Gores Holdings V, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001816816
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212